Cover	Apr. 14, 2026
Cover [Abstract]
Document Period End Date	Apr. 14, 2026
Document Type	8-K
Entity Registrant Name	Johnson & Johnson
Entity Incorporation, State or Country Code	NJ
Entity File Number	1-3215
Entity Tax Identification Number	22-1024240
Entity Address, Address Line One	One Johnson & Johnson Plaza
Entity Address, City or Town	New Brunswick
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08933
City Area Code	732
Local Phone Number	524-0400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Document Information [Line Items]
Entity Emerging Growth Company	false
Entity Central Index Key	0000200406
Amendment Flag	false
Common Stock
Cover [Abstract]
Title of 12(b) Security	Common Stock, Par Value $1.00
Document Information [Line Items]
Title of 12(b) Security	Common Stock, Par Value $1.00
Trading Symbol	JNJ
Security Exchange Name	NYSE
Trading Symbol	JNJ
Security Exchange Name	NYSE
1.150% Notes Due November 2028
Cover [Abstract]
Title of 12(b) Security	1.150% Notes Due November 2028
Document Information [Line Items]
Title of 12(b) Security	1.150% Notes Due November 2028
Trading Symbol	JNJ28
Security Exchange Name	NYSE
Trading Symbol	JNJ28
Security Exchange Name	NYSE
1.650% Notes Due 2035
Cover [Abstract]
Title of 12(b) Security	1.650% Notes Due May 2035
Document Information [Line Items]
Title of 12(b) Security	1.650% Notes Due May 2035
Trading Symbol	JNJ35
Security Exchange Name	NYSE
Trading Symbol	JNJ35
Security Exchange Name	NYSE
3.20% Notes Due June 2032
Cover [Abstract]
Title of 12(b) Security	3.200% Notes Due June 2032
Document Information [Line Items]
Title of 12(b) Security	3.200% Notes Due June 2032
Trading Symbol	JNJ32
Security Exchange Name	NYSE
Trading Symbol	JNJ32
Security Exchange Name	NYSE
3.350% Notes Due June 2036
Cover [Abstract]
Title of 12(b) Security	3.350% Notes Due June 2036
Document Information [Line Items]
Title of 12(b) Security	3.350% Notes Due June 2036
Trading Symbol	JNJ36A
Security Exchange Name	NYSE
Trading Symbol	JNJ36A
Security Exchange Name	NYSE
3.550% Notes Due June 2044
Cover [Abstract]
Title of 12(b) Security	3.550% Notes Due June 2044
Document Information [Line Items]
Title of 12(b) Security	3.550% Notes Due June 2044
Trading Symbol	JNJ44
Security Exchange Name	NYSE
Trading Symbol	JNJ44
Security Exchange Name	NYSE
2.700% Notes due February 2029
Cover [Abstract]
Title of 12(b) Security	2.700% Notes Due February 2029
Document Information [Line Items]
Title of 12(b) Security	2.700% Notes Due February 2029
Trading Symbol	JNJ29B
Security Exchange Name	NYSE
Trading Symbol	JNJ29B
Security Exchange Name	NYSE
3.050% Notes due February 2033
Cover [Abstract]
Title of 12(b) Security	3.050% Notes Due February 2033
Document Information [Line Items]
Title of 12(b) Security	3.050% Notes Due February 2033
Trading Symbol	JNJ33B
Security Exchange Name	NYSE
Trading Symbol	JNJ33B
Security Exchange Name	NYSE
3.350% Notes due February 2037
Cover [Abstract]
Title of 12(b) Security	3.350% Notes Due February 2037
Document Information [Line Items]
Title of 12(b) Security	3.350% Notes Due February 2037
Trading Symbol	JNJ37B
Security Exchange Name	NYSE
Trading Symbol	JNJ37B
Security Exchange Name	NYSE
3.600% Notes due February 2045
Cover [Abstract]
Title of 12(b) Security	3.600% Notes Due February 2045
Document Information [Line Items]
Title of 12(b) Security	3.600% Notes Due February 2045
Trading Symbol	JNJ45
Security Exchange Name	NYSE
Trading Symbol	JNJ45
Security Exchange Name	NYSE
3.700% Notes due February 2055
Cover [Abstract]
Title of 12(b) Security	3.700% Notes Due February 2055
Document Information [Line Items]
Title of 12(b) Security	3.700% Notes Due February 2055
Trading Symbol	JNJ55
Security Exchange Name	NYSE
Trading Symbol	JNJ55
Security Exchange Name	NYSE